Cover	Jan. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	MITEK SYSTEMS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35231
Entity Tax Identification Number	87-0418827
Entity Address, Address Line One	600 B Street, Suite 100
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	269-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MITK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000807863
Amendment Flag	false